FINANCIAL RISK MANAGEMENT - Schedule of contractual undiscounted future cash flow requirements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Nov. 24, 2025	Aug. 21, 2025	Nov. 22, 2024	Sep. 02, 2024	Feb. 16, 2024
USD 800 million of 6.750% new senior secured notes
FINANCIAL RISK MANAGEMENT
Interest rate						6.75%
China Merchants Bank Co Ltd Line Of Credit | Minimum
FINANCIAL RISK MANAGEMENT
Interest rate		2.20%	2.15%	2.40%
China Merchants Bank Co Ltd Line Of Credit | Maximum
FINANCIAL RISK MANAGEMENT
Interest rate					3.00%
Liquidity risk
FINANCIAL RISK MANAGEMENT
Non-current borrowings	$ 800.0
Interest on borrowings	296.4
Lease liabilities	977.6
Other borrowings	142.8
Derivative financial liabilities	5,033.4
Accounts payable	769.8
Total	8,020.0
Liquidity risk | 2026
FINANCIAL RISK MANAGEMENT
Non-current borrowings	0.0
Interest on borrowings	55.6
Lease liabilities	198.8
Other borrowings	142.8
Derivative financial liabilities	4,687.2
Accounts payable	769.8
Total	5,854.2
Liquidity risk | 2027
FINANCIAL RISK MANAGEMENT
Non-current borrowings	0.0
Interest on borrowings	54.0
Lease liabilities	166.7
Other borrowings	0.0
Derivative financial liabilities	346.2
Accounts payable	0.0
Total	566.9
Liquidity risk | 2028
FINANCIAL RISK MANAGEMENT
Non-current borrowings	0.0
Interest on borrowings	54.0
Lease liabilities	137.9
Other borrowings	0.0
Derivative financial liabilities	0.0
Accounts payable	0.0
Total	191.9
Liquidity risk | 2029
FINANCIAL RISK MANAGEMENT
Non-current borrowings	0.0
Interest on borrowings	54.0
Lease liabilities	111.5
Other borrowings	0.0
Derivative financial liabilities	0.0
Accounts payable	0.0
Total	165.5
Liquidity risk | 2030
FINANCIAL RISK MANAGEMENT
Non-current borrowings	0.0
Interest on borrowings	54.0
Lease liabilities	82.3
Other borrowings	0.0
Derivative financial liabilities	0.0
Accounts payable	0.0
Total	136.3
Liquidity risk | Thereafter
FINANCIAL RISK MANAGEMENT
Non-current borrowings	800.0
Interest on borrowings	24.8
Lease liabilities	280.4
Other borrowings	0.0
Derivative financial liabilities	0.0
Accounts payable	0.0
Total	$ 1,105.2